Supplement to the
Fidelity® Low-Priced Stock Fund
September 29, 2010
Prospectus

The following information supplements the information found under the heading "Portfolio Manager(s)" in the Fund Summary section on page 5.

Effective September 6, 2011 the following have been named interim portfolio managers of the fund while the fund's portfolio manager, Joel Tillinghast is on a leave of absence from the firm. Mr. Tillinghast is expected to return in the first quarter of 2012. Accordingly, the following information will supplement the information for Joel Tillinghast beginning September 6, 2011.

James Harmon (lead portfolio manager) has managed the fund since September 2011.

Justin Bennett (co-manager), Katherine Buck (co-manager), Rayna Lesser (co-manager), John Mirshekari (co-manager), and Shadman Riaz (co-manager) have managed the fund since September 2011.

The following information supplements the biographical information for Joel Tillinghast found in the Fund Management section on page 22.

Effective September 6, 2011 the following have been named interim portfolio managers of the fund while the fund's portfolio manager, Joel Tillinghast is on a leave of absence from the firm. Mr. Tillinghast is expected to return in the first quarter of 2012. Accordingly, the following information will supplement the information for Joel Tillinghast beginning September 6, 2011.

James Harmon is lead portfolio manager of the fund, which he has managed since September 2011. He also manages other Fidelity funds. Since joining Fidelity Investments in 1995, Mr. Harmon has worked as a research analyst and portfolio manager.

Justin Bennett is co-manager of the fund, which he has managed since September 2011. He also manages other Fidelity funds. Since joining Fidelity Investments in 2005, Mr. Bennett has worked as a research analyst and portfolio manager.

Katherine Buck is co-manager of the fund, which she has managed since September 2011. She also manages other Fidelity funds. Ms. Buck joined Fidelity Investments in 1996 and worked as a research analyst and portfolio manager until 2006. She rejoined Fidelity Investments in December 2010 after working as a portfolio manager for Magnetar Capital from 2006 to 2008 and as managing director for Wintrust Capital, LLC from 2008 to 2010.

LPS-11-01  July 14, 2011
1.480654.125

Rayna Lesser is co-manager of the fund, which she has managed since September 2011. She also manages other Fidelity funds. Since joining Fidelity Investments in 2005, Ms. Lesser has worked as an analyst, portfolio assistant, and portfolio manager.

John Mirshekari is co-manager of the fund, which he has managed since September 2011. He also manages other Fidelity funds. Since joining Fidelity Investments in 2003, Mr. Mirshekari has worked as a research analyst and portfolio manager.

Shadman Riaz is co-manager of the fund, which he has managed since September 2011. He also manages other Fidelity funds. Since joining Fidelity Investments in 2001, Mr. Riaz has worked as a research analyst and portfolio manager.

Supplement to the
Fidelity® Low-Priced Stock Fund
Class K
September 29, 2010
Prospectus

The following information supplements the information found under the heading "Portfolio Manager(s)" in the Fund Summary section on page 5.

Effective September 6, 2011 the following have been named interim portfolio managers of the fund while the fund's portfolio manager, Joel Tillinghast is on a leave of absence from the firm. Mr. Tillinghast is expected to return in the first quarter of 2012. Accordingly, the following information will supplement the information for Joel Tillinghast beginning September 6, 2011.

James Harmon (lead portfolio manager) has managed the fund since September 2011.

Justin Bennett (co-manager), Katherine Buck (co-manager), Rayna Lesser (co-manager), John Mirshekari (co-manager), and Shadman Riaz (co-manager) have managed the fund since September 2011.

The following information supplements the biographical information for Joel Tillinghast found in the Fund Management section on page 18.

Effective September 6, 2011 the following have been named interim portfolio managers of the fund while the fund's portfolio manager, Joel Tillinghast is on a leave of absence from the firm. Mr. Tillinghast is expected to return in the first quarter of 2012. Accordingly, the following information will supplement the information for Joel Tillinghast beginning September 6, 2011.

James Harmon is lead portfolio manager of the fund, which he has managed since September 2011. He also manages other Fidelity funds. Since joining Fidelity Investments in 1995, Mr. Harmon has worked as a research analyst and portfolio manager.

Justin Bennett is co-manager of the fund, which he has managed since September 2011. He also manages other Fidelity funds. Since joining Fidelity Investments in 2005, Mr. Bennett has worked as a research analyst and portfolio manager.

Katherine Buck is co-manager of the fund, which she has managed since September 2011. She also manages other Fidelity funds. Ms. Buck joined Fidelity Investments in 1996 and worked as a research analyst and portfolio manager until 2006. She rejoined Fidelity Investments in December 2010 after working as a portfolio manager for Magnetar Capital from 2006 to 2008 and as managing director for Wintrust Capital, LLC from 2008 to 2010.

LPS-K-11-01  July 14, 2011
1.882816.103

Rayna Lesser is co-manager of the fund, which she has managed since September 2011. She also manages other Fidelity funds. Since joining Fidelity Investments in 2005, Ms. Lesser has worked as an analyst, portfolio assistant, and portfolio manager.

John Mirshekari is co-manager of the fund, which he has managed since September 2011. He also manages other Fidelity funds. Since joining Fidelity Investments in 2003, Mr. Mirshekari has worked as a research analyst and portfolio manager.

Shadman Riaz is co-manager of the fund, which he has managed since September 2011. He also manages other Fidelity funds. Since joining Fidelity Investments in 2001, Mr. Riaz has worked as a research analyst and portfolio manager.